1398454

Manually signed

FORM D
U.S. Securities and Exchange Commission
Washington, D.C. 20549

07051844

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering: COMPANY B AUSTRALIA INVESTORS GROUP, L.P.

(Check if this is an amendment and name has changed, and indicate change.)

Filed under: Rule 504 Rule 505 x Rule 506
Section 4(6) ULOE

Type of Filing: x New Filing Amendment

REC'D S.E.C.
APR 2 3 2007
073

A. BASIC IDENTIFICATION DATA

1. Name of Issuer: COMPANY B AUSTRALIA INVESTORS GROUP, L.P.

Address of Executive Offices
6975 Eagle Ridge Road
Penngrove, CA 94951

Telephone
(707) 795-3566

PROCESSED
MAY 0 7 2007
THOMSON
FINANCIAL
B

Address of Principal Business Operations if different:
N/A

Brief Description of Business:

Investing in Australian production of musical stage play, "BILLY ELLIOT"

Type of business Organization:
limited partnership

Estimated or actual date of Organization: 4/2007

Estimated X Actual

Jurisdiction of Organization: New York

4. Information about persons receiving commission or similar remuneration for soliciting purchasers: N/A

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES, AND USE OF PROCEEDS

1. Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	0	0
Equity	0	0
Convertible Securities (including warrants)	0	0
Partnership Interests		
Other	0	0
Limited Liability Company Interests	$825,000	0
TOTAL	$825,000	0

2.	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	0
Non-Accredited Investors	0	0
TOTAL (for filings under Rule 504 only)	0	0

3. For Filings Under 504, 505, all information for all securities sold by issuer to date in offerings of the types indicated in the 12 months prior to the first sale of securities in this offering.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	0
Regulation A	N/A	0
Rule 504	N/A	0
TOTAL	None	0

4.

a. Expenses in connection with the issuance and distribution of the securities in this offering, excluding amounts relating solely to organization expenses of issuer

Transfer Agent's Fees		$
Printing and Engraving Costs		$
Legal Fees	x	$ 0
Accounting Fees		$
Engineering Fees		$
Sales Commissions		$
Other Expenses (Identify) Blue Sky photocopying, etc.	x	$ 0
TOTAL:	x	$ 0

b. The difference between aggregate offering price in Part C., question 1 and Total Expenses:
x $825,000

5. Amount of adjusted gross proceeds to the issuer [all amounts are estimates]

	Payments to Officers, Directors & Affiliates	Payments to Others
Salaries and Fees	$	$
Purchase of Real Estate	$	$
Purchase, rental or leasing and installation of machinery and equipment	$	$
Construction or leasing of plant buildings and facilities	$	$
Acquisition of other businesses*	$	$

*(including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)

Repayment of Indebtedness	$	$
Working capital	$	$
Other: contribution to capitalization of Australian Production Company	. x $	x$825,000
Column Totals:	x $	x$825,000

Total Payments Listed: (column totals added) x $ 825,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer:	Signature:	Date:
COMPANY B AUSTRALIA INVESTORS GROUP, L.P.		April 9, 2007
Name of Signer:	Title of Signer:	
Richard Levi	President, Standing O Inc. General Partner of the Issuer	

END